Commitments And Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 24, 2012	Dec. 31, 2012	Dec. 31, 2012 M	Dec. 31, 2011	Dec. 31, 2010
Contingencies And Commitments [Line Items]
Rent expense under cancelable and non-cancelable operating leases	$ 0.7	$ 2.6		$ 4.4	$ 4.4
Collateral for outstanding irrevocable		0.9	0.9
Term of letter of credit			12
Outstanding performance and surety bonds		64.4	64.4
Non-refundable deposits		3.8	3.8
Total purchase price		97.1	97.1
Remaining purchase price of land		39.0	39.0
Additional deposits			2.5
Real estate inventories not owned and liabilities from inventories not owned			2.5
Minimum [Member]
Contingencies And Commitments [Line Items]
Non-refundable deposit		15.00%	15.00%
Maximum [Member]
Contingencies And Commitments [Line Items]
Non-refundable deposit		25.00%	25.00%
Construction In Progress [Member]
Contingencies And Commitments [Line Items]
Project commitments		$ 60.9	$ 60.9